Other non-current assets (Details) ¥ in Thousands, $ in Thousands	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Other non-current assets
Rental deposits	¥ 122,968	$ 17,958		¥ 108,408
Prepayment for long-term investments	17,383	2,539		111,469
Due from third parties	444,200	64,871		246,705
Deferred assets	54,341	7,936		44,012
Others				103
Total	638,892	93,304	¥ 510,697	¥ 510,697
Loans
Other non-current assets
Due from third parties	¥ 357,040	$ 52,142	¥ 237,980